Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 1,286	$ 1,419
Restricted bank deposits	196	195
Trade receivables (net of allowance for doubtful accounts of $116 and $106 at December 31, 2016 and 2015, respectively)	7,928	7,071
Other accounts receivable and prepaid expenses	992	725
Inventories	2,314	2,503
Total current assets	12,716	11,913
LONG-TERM ASSETS	43	303
PROPERTY AND EQUIPMENT, NET	514	480
OTHER INTANGIBLE ASSETS, NET	195	7
GOODWILL	4,676	4,122
Total assets	18,144	16,825
CURRENT LIABILITIES:
Current maturities of long-term loans	400	400
Trade payables	4,601	4,671
Employees and payroll accruals	677	480
Deferred revenues	680	796
Accrued expenses and other liabilities	259	320
Total current liabilities	6,617	6,667
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	2,734	3,458
Accrued severance pay	194	155
Deferred gain	15	40
Total long-term liabilities	2,943	3,653
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital: Ordinary Shares of NIS 80.00 nominal value: Authorized; 4,000,000 shares at December 31, 2016 and 2015; Issued and outstanding: 2,935,286 and 2,192,268 shares at December 31, 2016 and 2015, respectively	61,488	46,230
Additional paid-in capital	17,976	31,499
Accumulated other comprehensive loss	(275)	(259)
Accumulated deficit	(70,605)	(70,965)
Total shareholders' equity	8,584	6,505
Total liabilities and shareholders' equity	$ 18,144	$ 16,825